UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      White River Investment Partners, LLC
Address:   One Maritime Plaza, Suite 2250
           San Francisco, CA 94111


Form 13F File Number: 028-12790
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allen Benello
Title:  Managing Partner
Phone:  (415) 440-1659

Signature, Place and Date of Signing:

/s/ Allen Benello                   San Francisco, CA         November 14, 2011
---------------------------------  ----------------------     -----------------
    [Signature]                      [City, State]                 [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         --------------
Form 13F Information Table Entry Total:          3
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Form 13F Information Table Value Total:       $5,705
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

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


                                                WHITE RIVER INVESTMENT PARTNERS, LLC
                                                     FORM 13F INFORMATION TABLE
                                                  Quarter Ended September 30, 2011

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                                                      VALUE    SHRS OR  SH/   PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
                                                    --------   -------  ---   ----   ----------   --------   -----------------------
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS    SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
PANHANDLE OIL AND GAS INC  CL A            698477106    919     32,383  SH              SOLE                  32,383
WELLS FARGO & CO NEW       COM             949746101    603     25,000  SH    CALL      SOLE                  25,000
WILLIAMS COS INC DEL       COM             969457100  4,183    171,875  SH              SOLE                 171,875